Retirement Plans - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) Employee	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Matching contribution to 401(k) plan	$ 805,000	$ 734,000	$ 667,000
Employer matching contribution description	The Company’s matching contribution is 100% of an employee’s first three percent contributed and 50% of the next two percent contributed.
Pension plan eligibility age of employees	20 years 6 months
Pension plan eligibility service period of employees	6 months
Pension plan eligibility service hours of employees	1000 hours
Additional benefits under pension plan	$ 0
Interest expense	4,092,000	3,308,000	3,309,000
Unrecognized actuarial loss	4,070,000	4,345,000
Unrecognized actuarial net of tax	2,191,000	2,238,000
Accumulated benefit obligation for defined benefit pension plan	17,916,000	16,964,000
Net periodic benefit cost over the next fiscal year	380,000
Incurred settlement cost	$ 237,000	$ 259,000	$ 415,000
Rate of compensation increase used to determine the benefit obligation	0.00%	0.00%	0.00%
Long-term rate of return on plan assets	7.00%	7.00%
Expected future employer contributions	$ 0
Employer contribution	2,000,000	$ 500,000
Fund status	1,390,000	(814,000)
Shortfall Agreements [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension shortfall expense	18,000	201,000	$ 364,000
Interest expense	$ 18,000	11,000	10,000
Number of individuals under plan | Employee	10
Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Maximum retirement year for participants	10 years
Liability recorded for supplemental retirement plan	$ 2,308,000	1,984,000
Expenses recorded for supplemental retirement plan	365,000	243,000	299,000
Total distribution to participant	$ 41,000	$ 34,000	$ 22,000